Short-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Short-term Debt [Line Items]
Short-term Debt	¥ 1,606,253		¥ 3,300,214		$ 220,056
Short term debt, Weighted average interest rate	1.62%		2.32%		1.62%
Repayment of short term borrowings	¥ 10,089,338	$ 1,382,234	¥ 12,824,324	¥ 12,665,941
Proceeds from short-term borrowings	¥ 8,395,377	$ 1,150,162	¥ 11,886,559	¥ 13,782,873
Note Arrangement
Short-term Debt [Line Items]
Short term debt, Weighted average interest rate	1.02%		1.53%		1.02%
Collateral from bank	¥ 796,000		¥ 770,900		$ 109,100
Note Arrangement | Period 1
Short-term Debt [Line Items]
Notes Payable	3,475,900				476,200
Note Arrangement | Period 2
Short-term Debt [Line Items]
Notes Payable	3,045,900				417,300
Note Arrangement | Period 3
Short-term Debt [Line Items]
Notes Payable	¥ 430,000				$ 58,900
Short-term bank loans [Member]
Short-term Debt [Line Items]
Short term debt, Description	RMB denominated borrowings that are repayable within one year from their issuance dates.	RMB denominated borrowings that are repayable within one year from their issuance dates.
Short term debt, Weighted average interest rate	1.88%		3.36%		1.88%
Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short-term Debt	¥ 5,647,700		¥ 7,499,800		$ 773,700
Short term debt, Weighted average interest rate	2.33%		2.58%		2.33%
Collateral from bank	¥ 1,002,300		¥ 2,582,000		$ 137,300
Line of Credit [Member] | Short-term bank loans [Member]
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity	1,200,000				164,400
Line of Credit [Member] | Short-term bank loans [Member] | Period 1
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity	1,100,000				150,700
Line of Credit [Member] | Short-term bank loans [Member] | Period 2
Short-term Debt [Line Items]
Short term debt, Unused borrowing capacity	100,000				13,700
Bank Loans and Notes Payable [Member] | Reversed Factoring Arrangements [Member]
Short-term Debt [Line Items]
Short-term Debt	¥ 10,323,600				$ 1,414,300